Borrowings	12 Months Ended
Jul. 31, 2021
Borrowings [abstract]
Borrowings	Borrowings

	2021			2020
	Current	Non- current	Total	Current	Non- current	Total
	$m	$m	$m	$m	$m	$m
Bank overdrafts	183	—	183	248	—	248
Senior unsecured loan notes	—	2,528	2,528	283	2,635	2,918
Total borrowings	183	2,528	2,711	531	2,635	3,166
At July 31, 2021 total 144A Bond debt was $1,350 million (2020: $1,350 million) which is held at par value.
The carrying value of the Private Placement Notes of $1,178 million comprises a par value of $1,155 million and a fair value adjustment of $23 million from the application of hedge accounting (2020: $1,568 million, $1,530 million and $38 million respectively).
The Group applies fair value hedge accounting to debt of $355 million (2020: $355 million), swapping fixed interest rates into floating interest rates using a series of interest rate swaps.
Included in bank overdrafts at July 31, 2021 is an amount of $36 million (2020: $248 million) which is part of the Group’s cash pooling arrangements where there is an equal and opposite balance included within cash and cash equivalents (note 17). These amounts are subject to a master netting arrangement.
In April 2020, Ferguson Finance Plc was approved as an eligible issuer under the Covid Corporate Financing Facility (“CCFF”), all commercial paper issued under the CCFF was fully repaid in June 2020 and as a result there are no balances recognized in the financial statements in the current or prior year. The Group did not utilize the funds that were previously drawn down under the facility and Ferguson Finance Plc’s CCFF eligibility expired in October 2020. There are no unfulfilled conditions or contingencies associated with the facility.
No bank loans were secured against trade receivables and the trade receivables facility of $600 million was undrawn at July 31, 2021 and July 31, 2020.
There have been no significant changes during the year to the Group’s policies on accounting for, valuing and managing the risk of financial instruments. These policies are summarized in note 1.
Non-current loans are repayable as follows:

	2021	2020
	$m	$m
Due in one to two years	250	—
Due in two to three years	55	250
Due in three to four years	150	150
Due in four to five years	400	150
Due in over five years	1,673	2,085
Total	2,528	2,635